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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:

    /s/ Willis P. Dobbs           Atlanta, GA USA              October 24, 2003

                                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    [If there are no entries in this list, omit this section.]


Form 13F File Number                      Name
28-
[Repeat as necessary.]

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FORM 13F
30-Sep-03
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                                                                                                               Voting Authority
                                                                                                            ----------------------
                                   Title of                 Value    Shares/  Sh/   Put/  Invstmt Other
Name of Issuer                     class       CUSIP      (x$1000)   Prn Amt  Prn   Call  Dscretn Managers   Sole    Shared  None
------------------------------     --------  ---------    --------   -------- ---   ----  ------- --------  ------   ------  ----

3M COMPANY                         COM       604059105        228       3300  SH            Sole               3300
AMERADA HESS CORP COM              COM       023551104       3781      75460  SH            Sole              75460
AMGEN INC                          COM       031162100        259       4007  SH            Sole               4007
BANK ONE CORP COM                  COM       06423a103        337       8720  SH            Sole               8720
BAXTER INTERNATIONAL               COM       071813109       4921     169350  SH            Sole             169350
BRINKER INTL INC                   COM       109641100       2196      65825  SH            Sole              65825
CARDINAL HEALTH INC                COM       14149y108       1281      21940  SH            Sole              21940
CHEVRONTEXACO CORP COM             COM       166764100        245       3428  SH            Sole               3428
CHOICEPOINT INC                    COM       170388102        308       9203  SH            Sole               9203
CIENA CORP                         COM       171779101        372      63420  SH            Sole              63420
CINTAS                             COM       172908105       1153      31145  SH            Sole              31145
CITIGROUP INC.                     COM       172967101        231       5067  SH            Sole               5067
COCA COLA CO                       COM       191216100       2138      49773  SH            Sole              49773
COLGATE-PALMOLIVE COMPANY          COM       194162103        224       4000  SH            Sole               4000
COLONIAL BANCGROUP INC             COM       195493309        202      14000  SH            Sole              14000
CONOCO PHILLIPS                    COM       20825C104       2858      52210  SH            Sole              52210
CONVERGYS CORP                     COM       212485106       3622     197485  SH            Sole             197485
DELL INC COM                       COM       24702R101       2081      62270  SH            Sole              62270
DUKE ENERGY CORPORATION            COM       264399106       4262     239300  SH            Sole             239300
EXXON MOBIL CORP                   COM       30231G102        953      26035  SH            Sole              26035
FLEETBOSTON FINANCIAL CORP         COM       339030108       3159     104760  SH            Sole             104760
GENERAL ELECTRIC CO                COM       369604103        653      21905  SH            Sole              21905
HEALTH MGMT ASSOCIATES INC.-A      COM       421933102       2843     130370  SH            Sole             130370
HOME DEPOT                         COM       437076102       3712     116540  SH            Sole             116540
INTEL CORP                         COM       458140100       3299     119878  SH            Sole             119878
INTL BUSINESS MACHINES             COM       459200101       2786      31540  SH            Sole              31540
JEFFERSON PILOT CORP               COM       475070108       4823     108675  SH            Sole             108675
JOHNSON & JOHNSON                  COM       478160104       4977     100501  SH            Sole             100501
JP MORGAN CHASE & CO               COM       46625H100       2553      74380  SH            Sole              74380
LINCARE HOLDINGS INC               COM       532791100       1813      49510  SH            Sole              49510
M&T BANK CORPORATION               COM       55261f104        232       2660  SH            Sole               2660
MATTEL INC                         COM       577081102       2284     120470  SH            Sole             120470
MERCHANTILE BANKSHARE              COM       587405101       3569      89220  SH            Sole              89220
MERCK & CO INC                     COM       589331107       4126      81514  SH            Sole              81514
MICROSOFT                          COM       594918104       2792     100434  SH            Sole             100434
NORTHERN TRUST CORP                COM       665859104       2159      50976  SH            Sole              50976
PEPSICO INC.                       COM       713448108       3705      80845  SH            Sole              80845
PFIZER INC                         COM       717081103       4719     155322  SH            Sole             155322
PINNACLE WEST CAPITAL              COM       723484101       3426      96520  SH            Sole              96520
SANMINA CORP                       COM       800907107       3226     333920  SH            Sole             333920
SBC COMMUNICATIONS INC             COM       78387g103       2982     134015  SH            Sole             134015
SPRINT CORP                        COM       852061100       2604     172460  SH            Sole             172460
SUNTRUST BANKS INC                 COM       867914103        396       6563  SH            Sole               6563
SYNOVUS FINANCIAL CORP             COM       87161C105       4359     174421  SH            Sole             174421
TOTAL SYSTEMS SERVICES INC         COM       891906109       1847      70080  SH            Sole              70080
UNUMPROVIDENT CORP                 COM       91529Y106       2004     135650  SH            Sole             135650
WAL MART STORES INC                COM       931142103       2303      41234  SH            Sole              41234
HONDA MOTOR CO LTD - SPONS ADR     ADR       438128308       3115     154510  SH            Sole             154510
NOKIA CORP ADR A                   ADR       654902204       3938     252425  SH            Sole             252425
NORSK HYDRO AS-SPONS ADR           ADR       656531605       3385      65915  SH            Sole              65915
SSGA S&P 500 INDEX FUND #338                 784924888       1109   67467.69  SH            Sole           67467.69
STANDARD & POORS INDEX FUND (S               78462f103        514       5145  SH            Sole               5145
REPORT SUMMARY                      52          DATA       121062             0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                              RECORDS
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